IFRS 9 Impairment (Tables)	6 Months Ended
Jun. 30, 2024
IFRS 9 Impairment [Abstract]
IFRS 9 Impairment Forward Looking Information [text block table]
Macroeconomic variables applied
	as of June 2024¹ ²
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
Commodity - Gold	2,260.40	2,339.28
Commodity - WTI	78.56	73.11
Credit - CDX Emerging Markets	170.05	189.77
Credit - CDX High Yield	352.22	400.32
Credit - CDX IG	52.53	57.16
Credit - High Yield Index	3.42%	3.95%
Credit - ITX Europe 125	54.69	56.97
Equity - MSCI Asia	1,442	1,457
Equity - Nikkei	38,777	38,844
Equity - S&P500	5,340	5,471
GDP - Developing Asia	5.03%	4.50%
GDP - Emerging Markets	4.30%	4.03%
GDP - Eurozone	0.71%	1.44%
GDP - Germany	0.48%	1.30%
GDP - Italy	0.99%	1.26%
GDP - USA	2.08%	1.84%
Real Estate Prices - U.S. CRE Index	311.23	311.62
Unemployment - Eurozone	6.54%	6.49%
Unemployment - Germany	3.20%	3.16%
Unemployment - Italy	7.30%	7.37%
Unemployment - Japan	2.50%	2.38%
Unemployment - Spain	11.51%	11.09%
Unemployment - USA	4.06%	4.10%

[1] MEV as of June 18, 2024
[2] Year 1 equals second quarter of 2024 to first quarter of 2025, Year 2 equals second quarter of 2025 to first quarter of 2026
	as of December 2023¹ ²
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
Commodity - Gold	1,957.34	1,958.16
Commodity - WTI	82.52	83.56
Credit - CDX Emerging Markets	195.16	192.83
Credit - CDX High Yield	451.57	466.4
Credit - CDX IG	70.04	72.12
Credit - High Yield Index	4.05%	4.19%
Credit - ITX Europe 125	73.09	72.21
Equity - MSCI Asia	1,293	1,297
Equity - Nikkei	33,188	34,051
Equity - S&P500	4,514	4,621
GDP - Developing Asia	4.94%	4.37%
GDP - Emerging Markets	4.08%	4.01%
GDP - Eurozone	0.13%	1.08%
GDP - Germany	0.12%	1.30%
GDP - Italy	0.33%	1.03%
GDP - USA	1.75%	1.31%
Real Estate Prices - U.S. CRE Index	353.41	347.99
Unemployment - Eurozone	6.67%	6.64%
Unemployment - Germany	3.12%	3.13%
Unemployment - Italy	7.75%	7.68%
Unemployment - Japan	2.58%	2.42%
Unemployment - Spain	11.96%	11.67%
Unemployment - USA	4.19%	4.40%

[1] MEV as of December 6, 2023, which barely changed until December 29, 2023
[2] Year 1 equals fourth quarter of 2023 to third quarter of 2024, Year 2 equals fourth quarter of 2024 to third quarter of 202 5

IFRS 9 Model Sensitivity [text block table]	IFRS 9 – Sensitivities of Forward-Looking Information applied on Stage 1 and Stage 2 – Group Level Jun 30, 2024 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (71.0) (1)pp 79.2 Unemployment rates (0.5)pp (40.6) 0.5pp 43.5 Real estate prices 5% (5.2) (5)% 5.5 Equities 10% (8.1) (10)% 10.2 Credit spreads (40)% (17.1) 40% 18.7 Commodities¹ 10% (9.4) (10)% 10.0 1 The sign of the shift applies to oil prices changes. Gold price changes have the opposite sign December 31, 2023 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (80.4) (1)pp 88.9 Unemployment rates (0.5)pp (43.1) 0.5pp 45.9 Real estate prices 5% (5.9) (5)% 6.2 Equities 10% (9.0) (10)% 12.2 Credit spreads (40)% (20.5) 40% 22.8 Commodities¹ 10% (8.5) (10)% 9.2 1 The sign of the shift applies to oil prices changes. Gold price changes have the opposite sign